Income Taxes - Schedule of Reconciles Amount of Income Tax Recoverable of the Statutory Canadian Federal and Provincial Income Tax Rates (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Reconciles Amount of Income Tax Recoverable of the Statutory Canadian Federal and Provincial Income Tax Rates [Abstract]
Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery at statutory rate	$ (791,729)	$ (1,273,619)
Effect of income taxes of:
Permanent differences	1,077	340,582
Change in valuation allowance	790,652	933,037
Deferred tax recovery